Financial Risk Management - Summary of Breakdown of the Financial Assets (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 235,000	$ 233,530	$ 170,759
Current Trade Receivable [member]
Disclosure of financial assets [line items]
Financial assets	31,145
Current Trade Receivable [member] | Less than three months past due [member]
Disclosure of financial assets [line items]
Financial assets	11,670
Current Trade Receivable [member] | Between three and six months past due [member]
Disclosure of financial assets [line items]
Financial assets	3,532
Current Trade Receivable [member] | More than six months past due [member]
Disclosure of financial assets [line items]
Financial assets	15,943
Other Current Receivables [member]
Disclosure of financial assets [line items]
Financial assets	2,457
Other Current Receivables [member] | Less than three months past due [member]
Disclosure of financial assets [line items]
Financial assets	574
Other Current Receivables [member] | Between three and six months past due [member]
Disclosure of financial assets [line items]
Financial assets	255
Other Current Receivables [member] | More than six months past due [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,628